CONTRACT LIABILITY (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of contract liability
	June 30, 2023	June 30, 2022
Opening balance	$185,696	$226,903
Additions	-	-
Changes in exchange rates	5,457	8,123
Revenue recognized from contract liability	(52,235)	(49,330)
Ending balance	$138,918	$185,696
Current portion	$52,166	$50,771
Long-term portion	86,752	134,925